Income Taxes - Reconciliation from Statutory to the Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Abstract]
Takeda’s domestic (Japanese) statutory tax rate (1)	30.60%	30.60%	30.80%
Non-deductible expenses for tax purposes	(42.90%)	17.30%	2.60%
Changes in unrecognized deferred tax assets and deferred tax liabilities	207.50%	(45.80%)	(0.60%)
Tax credits	57.80%	(10.00%)	(4.70%)
Differences in applicable tax rates of overseas subsidiaries	(117.70%)	3.70%	(5.40%)
Changes in tax effects of undistributed profit of overseas subsidiaries	(3.90%)	5.90%	0.10%
Effect of changes in applicable tax rates and tax law (6)	156.30%	1.40%	(12.60%)
Tax contingencies	(28.20%)	(7.50%)	2.70%
Non-deductible impairment of goodwill	(9.10%)	(0.00%)	(0.00%)
Changes in fair value of contingent consideration	2.00%	(1.50%)	1.70%
Effect of prior year items	5.80%	(0.50%)	0.30%
Restructuring	(96.80%)	0.00%	0.00%
Other	11.50%	0.50%	(0.90%)
Effective tax rate	172.90%	(5.90%)	14.00%
Enhanced credit claims		17.10%